Non-Current Assets by Region (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Non-Current Assets by Region
Non-Current Assets	€ 42,839	€ 39,951
EMEA
Non-Current Assets by Region
Non-Current Assets	14,132	13,019
Germany
Non-Current Assets by Region
Non-Current Assets	7,351	7,117
Rest of EMEA
Non-Current Assets by Region
Non-Current Assets	6,781	5,902
Americas
Non-Current Assets by Region
Non-Current Assets	27,351	25,762
United States
Non-Current Assets by Region
Non-Current Assets	26,840	25,236
Rest of Americas
Non-Current Assets by Region
Non-Current Assets	511	526
APJ
Non-Current Assets by Region
Non-Current Assets	1,356	1,170
INDIA
Non-Current Assets by Region
Non-Current Assets	405	361
Rest of APJ
Non-Current Assets by Region
Non-Current Assets	€ 952	€ 809